TAXES ON INCOME - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXES ON INCOME
Domestic Tax Rate (in %)	23.00%	23.00%	23.00%
Withholding dividends paid to a foreign resident tax rate	4.00%
Undistributed earnings of foreign subsidiaries	$ 37,278
Unrecognized deferred tax liability	$ 8,574
Israel
TAXES ON INCOME
Tax rate	12.00%
Annual income rate	25.00%
Withholding tax rate	20.00%